Contract payments (Details Narrative) - Prevail Info Works Inc [Member] - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Current prepayments	$ 1,200,000	$ 1,606,320
Issued unit	977,318
Par value per share	$ 1